Significant Accounting Policies - Schedule of Consolidated Net Loss and Other Comprehensive Income (Loss) (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)
USD as Functional Currency [Member]
Schedule of Consolidated Net Loss and Other Comprehensive Income (Loss) [Line Items]
Financial income, net - attributed to foreign translation gain	$ 203,593
Other comprehensive loss - attributed to foreign currency translation adjustments	(108,302)
AUD as Functional Currency [Member]
Schedule of Consolidated Net Loss and Other Comprehensive Income (Loss) [Line Items]
Financial income, net - attributed to foreign translation gain	1,347,672	[1]
Other comprehensive loss - attributed to foreign currency translation adjustments	$ (590,030)	[1]

[1]	The conversion from AUD into USD was made at the exchange rate as of December 31, 2024, on which AUD 1.00 equalled USD 0.621.